Other Income	9 Months Ended
Sep. 30, 2019
Other Nonoperating Income [Abstract]
Components of Other Expense

	Three Months Ended September 30,		Nine Months Ended September 30,
	2019	2018	2019	2018
	$	$	$	$
Foreign exchange gain	918	1,251	1,100	6,025
Other income	15	—	82	49
Total	933	1,251	1,182	6,074

Other Nonoperating Income and Expense [Text Block]
The components of other income are as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2019	2018	2019	2018
	$	$	$	$
Foreign exchange gain	918	1,251	1,100	6,025
Other income	15	—	82	49
Total	933	1,251	1,182	6,074